SCHEDULE OF CASH PAID FOR INCOME TAXES, NET OF REFUNDS AND DISAGGREGATED BY JURISDICTION (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	¥ 403,684
Foreign	1,456
Total	¥ 405,140	¥ 127,857	¥ 179,888